14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transaction for the nine months ended September 30, 2013 consisted of the following item:

·	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $116,295 (September 30, 3012 – $731,101).